Subsequent Events - Schedule of Discontinued Operation (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income for period	$ 789,425	$ 789,425	$ 789,425	$ 789,425
Results from discontinued operations	(56,378)	112,319	(155,406)	196,396	$ 67,650	$ 59,833
Total current assets					1,093,444	1,476,318
Non-current assets of discontinued operations					2,215,177	2,015,032
Total current liabilities					1,131,193	1,279,976
Total noncurrent liabilities					1,199,984	602,131
PVBJ Inc. [Member]
Total revenue	85,028	747,071	722,786	1,422,025	2,873,796	2,440,854
Direct costs	48,655	534,154	560,328	1,059,884	2,152,120	1,824,818
Total cost of goods sold	48,655	534,154	560,328	1,059,884	2,152,120	1,824,818
Selling, general and administrative	61,812	125,408	230,807	298,011	665,507	477,978
Net income for period	(25,439)	79,031	(68,349)	64,130	56,169	138,058
Cash and cash equivalents					55,856	19,287
Accounts receivable					354,129	395,190
Prepaid expenses					9,071
Costs and earnings in excess of billings
Total current assets					419,056	414,477
Property and equipment, net					387,391	358,338
Security deposits and other non-current assets
Deferred tax asset
Customer lists, net					63,161	83,645
Right of use asset
Goodwill					1,373,621	1,373,621
Non-current assets of discontinued operations					1,824,173	1,815,604
Total assets					2,243,229	2,230,081
Accounts payable and accrued expenses					94,104	214,135
Billings in excess of costs and earnings
Sales and withholding tax payable
Current operating lease liability
Current equipment notes payable					9,653	21,645
Current line of credit					269,746
Current finance lease payable					75,743	65,265
Income tax payable
Total current liabilities					449,246	451,045
Earn-out payable					209,199	190,736
Lease operating liability
Line of credit						28,359
Finance leases					307,804	280,382
Equipment notes payable					38,913	51,390
Convertible notes payable - related party, net of discounts
Total noncurrent liabilities					555,916	550,867
Total liabilities					1,005,162	1,001,912
PVBJ Inc. [Member] | Sales [Member]
Total revenue	85,028	747,071	722,786	1,422,025	2,873,796	2,440,854
The Pride Group (QLD) Pty Ltd [Member]
Total revenue	440,270	1,180,850	1,474,460	2,210,169	3,943,528	5,065,035
Direct costs	323,514	775,170	1,121,121	1,445,878	2,702,758	3,676,288
Total cost of goods sold	323,514	775,170	1,121,121	1,445,878	2,702,758	3,676,288
Selling, general and administrative	147,695	372,392	440,396	632,085	1,229,289	1,466,972
Net income for period	(30,939)	33,288	(87,057)	132,206	11,481	(78,225)
Cash and cash equivalents					196,705	314,694
Accounts receivable					449,530	697,216
Prepaid expenses					2,108	4,453
Costs and earnings in excess of billings					26,045	45,478
Total current assets					674,388	1,061,841
Property and equipment, net					90,847	135,712
Security deposits and other non-current assets					31,633	31,330
Deferred tax asset					46,000	32,386
Customer lists, net
Right of use asset					222,524
Goodwill
Non-current assets of discontinued operations					391,004	199,428
Total assets					1,065,393	1,261,169
Accounts payable and accrued expenses					450,545	669,558
Billings in excess of costs and earnings					47,098	45,331
Sales and withholding tax payable					37,199	66,696
Current operating lease liability					87,897
Current equipment notes payable					17,782	17,346
Current line of credit
Current finance lease payable
Income tax payable					41,426
Total current liabilities					681,947	828,931
Earn-out payable
Lease operating liability					137,071
Line of credit
Finance leases
Equipment notes payable					33,227	51,264
Convertible notes payable - related party, net of discounts					473,770
Total noncurrent liabilities					644,068	51,264
Total liabilities					1,326,015	880,195
The Pride Group (QLD) Pty Ltd [Member] | Sales [Member]
Total revenue	$ 440,270	$ 1,180,850	$ 1,474,460	$ 2,210,169	$ 3,943,528	$ 5,065,035